FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Feb. 29, 2016
Fair Value Disclosures [Abstract]
Changes in the estimated fair value for our Level 3 classified derivative warrant liability

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Notes Payable Warrants	Series B Warrants	Total
Fair value, February 28, 2015:		$273,000	$273,000
Additions	$311,057	-	311,057
Change in fair value:	(122,706)	(226,890)	(349,596)
Fair value, February 29, 2016:	$188,351	$46,110	$234,461

The following table sets forth the changes in the estimated fair value for our Level 3 classified contingent put derivative liability:

	Promissory Note, as amended	OID Notes	Total
Fair value, February 28, 2015:	$-	$-	$-
Additions	331,546	134,841	466,387
Change in fair value:	8,433	1,582	10,015
Fair value, February 29, 2016:	$339,979	$133,259	$476,402